Nature of Business and Organization - Schedule of Fair Values of Net Assets Acquired and Liabilities Assumed (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Acquisition of Cheyi BVI [Member]
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Line items]
Acquisition net of cash	$ 1,477,065
Acquisitions of Yinhua [Member]
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Line items]
Acquisition net of cash	1,126,777
Feipeng BVI [Member]
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Line items]
Acquisition net of cash	1,935,722
Alliance BVI [Member]
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Line items]
Acquisition net of cash	$ 0